RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Related Party Transactions 1	$ 24
Related Party Transactions 2	43
Related Party Transactions 3	2
Related Party Transactions 4	4
Related Party Transactions 5	60
Related Party Transactions 6	264
Related Party Transactions 7	0
Related Party Transactions 8	$ 0
Related Party Transactions 9	37,832
Related Party Transactions 10	96,942
Related Party Transactions 11	$ 115
Related Party Transactions 12	$ 311
Related Party Transactions 13	548,392
Related Party Transactions 14	$ 1,320
Related Party Transactions 15	510,560
Related Party Transactions 16	$ 1,804